Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets and liabilities classified as held for sale [Line Items]
Inventories carried at net realisable value	€ 163	€ 204
Total expense towards inventory write downs and losses	281	381
Inventories	4,683	4,462
Disposal Groups Held for Sale
Disclosure of assets and liabilities classified as held for sale [Line Items]
Inventories	258	€ 6
Disposal Groups Held for Sale | ekaterra
Disclosure of assets and liabilities classified as held for sale [Line Items]
Inventories	€ 258